UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:     28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Napoli
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Napoli               Stamford, CT           11/13/02
       ------------------------   ---------------------------  ---------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        42
                                               -------------

Form 13F Information Table Value Total:        $530,393
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                      Form 13F INFORMATION TABLE


              COLUMN 1               COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
AT&T CORP                         COM            001957109   16,814   1,400,000(SH)      (SOLE)                1,400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO            CL A           002896207    9,441     480,000(SH)      (SOLE)                  480,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ADMINSTAFF INC                    COM            007094105    1,443     375,000(SH)      (SOLE)                  375,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                      COM            01642T108    5,523     700,000(SH)      (SOLE)                  700,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ALLSCRIPTS HEALTHCARE SOLUTI      COM            01988P108    5,005   1,750,000(SH)      (SOLE)                1,750,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
AMERICREDIT CORP                  COM            03060R101    2,017     250,000(SH)      (SOLE)                  250,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ANDRX GROUP                       COM            034551107    4,430     200,000(SH)      (SOLE)                  200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
ASTRAZENCA PLC-SPONS ADR          SPONSORED      046353108    3,821     125,000(SH)      (SOLE)                  125,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CACI INTL INC                     CL A           127190304   15,066     425,000(SH)      (SOLE)                  425,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                      COM            131347106    2,964   1,200,000(SH)      (SOLE)                1,200,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                   COM            141705103   97,750   5,750,000(SH)      (SOLE)                5,750,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CHIQUITA BRANDS INTL INC          COM            170032809    5,562     360,000(SH)      (SOLE)                  360,000(SOLE)
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CITIGROUP INC                     COM            172967101   23,720     800,000(SH)      (SOLE)                  800,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS INC                   COM            206197105   11,116     700,000(SH)      (SOLE)                  700,000(SOLE)
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CROWN CORK & SEAL INC             COM            228255105    8,400   1,600,000(SH)      (SOLE)                1,600,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
D R HORTON INC                    COM            23331A109    9,310     500,000(SH)      (SOLE)                  500,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
DARDEN RESTAURANTS INC            COM            237194105    7,878     325,000(SH)      (SOLE)                  325,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
FINISAR                           COM            31787A101    4,140   6,000,000(SH)      (SOLE)                6,000,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
FIRSTENERGY                       COM            337932107      448      15,000(SH)      (SOLE)                   15,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL DYNAMICS CORP             COM            369550108   14,232     175,000(SH)      (SOLE)                  175,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
HCA INC                           COM            404119109   15,949     335,000(SH)      (SOLE)                  335,000(SOLE)
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HARMONY GOLD MNG LTD              SPONSORED ADR  413216300    6,651     425,000(SH)      (SOLE)                  425,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO JAN 60 CALL        OPTI/RI/WAR    5324579AL   22,136     400,000(C)       (SOLE)                  400,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MCDERMOTT INTL INC                COM            580037109    8,275   1,350,000(SH)      (SOLE)                1,350,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                     COM            58155Q103    8,499     300,000(SH)      (SOLE)                  300,000(SOLE)
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MEMBERWORKS INC                   COM            586002107    6,358     365,000(SH)      (SOLE)                  365,000(SOLE)
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MULTIMEDIA GAMES INC              COM            625453105   12,602     640,000(SH)      (SOLE)                  640,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
OCEAN ENERGY INC DEL              COM            67481E106    6,982     350,000(SH)      (SOLE)                  350,000(SOLE)
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OPENWAVE SYS INC                  COM            683718100    1,550   2,500,000(SH)      (SOLE)                2,500,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PEC SOLUTIONS INC                 COM            705107100    7,902     355,000(SH)      (SOLE)                  355,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PERKINELMER INC                   COM            714046109   10,355   1,900,000(SH)      (SOLE)                1,900,000(SOLE)
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PFIZER INC                        COM            717081103   18,863     650,000(SH)      (SOLE)                  650,000(SOLE)
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PHARMACEUTICAL HOLDRS TR  FEB 70  CALL           71712A9BN   34,540     500,000(SH)      (SOLE)                  500,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL HOLDRS TR  FEB 65  CALL           71712A9BM   34,540     500,000(SH)      (SOLE)                  500,000(SOLE
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICAL HOLDRS TR  OCT 80  CALL           71712A9JP   27,632     400,000(SH)      (SOLE)                  400,000(SOLE
-----------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                   COM            745867101    7,886     185,000(SH)      (SOLE)                  185,000(SOLE)
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ST JUDE MED INC                   COM            790849103    5,355     150,000(SH)      (SOLE)                  150,000(SOLE)
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SEALED AIR CORP NEW               PFD CV A $2    81211K209    8,250     375,000(SH)      (SOLE)                  375,000(SOLE)
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SYMBOL TECHNOLOGIES INC           COM            871508107    6,136     800,000(SH)      (SOLE)                  800,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
TALISMAN ENERGY INC               COM            87425E103    7,017     175,000(SH)      (SOLE)                  175,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
WYETH                             COM            983024100   19,080     600,000(SH)      (SOLE)                  600,000(SOLE)
-----------------------------------------------------------------------------------------------------------------------------------
MARVELL TECHNOLOGY GROUP LTD      ORD            G5876H105    4,755     300,000(SH)      (SOLE)                  300,000(SOLE)
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